PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Shares	Value
Long-Term Investments 101.8%
Common Stocks 99.9%
Aerospace & Defense 0.6%
AerSale Corp.*	900	$19,080
Axon Enterprise, Inc.*	50	7,272
Hexcel Corp.	1,100	61,270
		87,622
Airlines 0.9%
Alaska Air Group, Inc.*	1,300	57,798
JetBlue Airways Corp.*	7,500	60,300
		118,098
Auto Components 2.3%
Adient PLC*	1,096	38,338
BorgWarner, Inc.	300	11,259
Dana, Inc.	800	12,768
Gentex Corp.	2,400	63,576
Goodyear Tire & Rubber Co. (The)*	8,200	104,140
Visteon Corp.*	590	76,977
		307,058
Automobiles 1.3%
Harley-Davidson, Inc.	1,700	73,100
Thor Industries, Inc.	1,230	100,208
		173,308
Banks 7.4%
Associated Banc-Corp.	1,000	24,350
BOK Financial Corp.	230	25,344
Cathay General Bancorp	1,000	45,600
Cullen/Frost Bankers, Inc.	420	65,121
East West Bancorp, Inc.	748	53,534
First Horizon Corp.	474	11,618
FNB Corp.	5,981	86,425
Fulton Financial Corp.	1,500	27,345
Hancock Whitney Corp.	2,390	133,529
Heartland Financial USA, Inc.	300	14,796
Old National Bancorp	1,300	25,428
PacWest Bancorp	912	22,672
Pinnacle Financial Partners, Inc.	1,340	111,207

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Prosperity Bancshares, Inc.	630	$45,089
Synovus Financial Corp.	1,840	73,324
Valley National Bancorp	9,168	108,824
Webster Financial Corp.	100	5,426
Wintrust Financial Corp.	1,346	126,013
		1,005,645
Beverages 0.4%
Coca-Cola Consolidated, Inc.	120	58,441
Biotechnology 2.5%
Catalyst Pharmaceuticals, Inc.*	2,900	40,223
Exelixis, Inc.*	6,623	109,809
Neurocrine Biosciences, Inc.*	200	23,024
United Therapeutics Corp.*	750	172,898
		345,954
Building Products 1.5%
Builders FirstSource, Inc.*	1,600	98,656
Carlisle Cos., Inc.	115	27,462
Owens Corning	794	67,974
UFP Industries, Inc.	230	16,383
		210,475
Capital Markets 2.4%
Affiliated Managers Group, Inc.	380	47,181
BGC Partners, Inc. (Class A Stock)	6,300	24,948
Evercore, Inc. (Class A Stock)	97	10,195
Janus Henderson Group PLC	1,033	23,521
Jefferies Financial Group, Inc.	2,846	97,931
Stifel Financial Corp.	2,043	126,400
		330,176
Chemicals 2.1%
Ashland, Inc.	340	35,673
Avient Corp.	400	13,796
Cabot Corp.	506	37,181

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Chemours Co. (The)	1,663	$47,611
Olin Corp.	2,840	150,378
		284,639
Commercial Services & Supplies 0.7%
Brink’s Co. (The)	200	11,926
Clean Harbors, Inc.*	353	43,228
Tetra Tech, Inc.	300	42,384
		97,538
Communications Equipment 0.8%
Calix, Inc.*	1,500	110,460
Construction & Engineering 2.8%
AECOM	1,619	121,879
Dycom Industries, Inc.*	140	16,545
EMCOR Group, Inc.	948	133,763
Valmont Industries, Inc.	360	114,919
		387,106
Construction Materials 0.9%
Eagle Materials, Inc.	967	118,274
Consumer Finance 0.1%
Navient Corp.	800	12,112
Containers & Packaging 1.4%
Berry Global Group, Inc.*	400	18,928
Greif, Inc. (Class A Stock)	1,446	95,740
Westrock Co.	2,100	71,526
		186,194
Diversified Consumer Services 1.2%
Graham Holdings Co. (Class B Stock)	20	12,477
Grand Canyon Education, Inc.*	236	23,749
H&R Block, Inc.	1,000	41,150

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services (cont’d.)
Perdoceo Education Corp.*	1,100	$12,573
Service Corp. International	1,250	75,763
		165,712
Diversified Telecommunication Services 0.1%
Iridium Communications, Inc.*	200	10,306
Liberty Latin America Ltd. (Chile) (Class C Stock)*	700	5,453
		15,759
Electric Utilities 0.9%
ALLETE, Inc.	500	28,135
Hawaiian Electric Industries, Inc.	2,500	95,100
		123,235
Electrical Equipment 2.8%
Acuity Brands, Inc.	579	106,287
Hubbell, Inc.	660	156,737
nVent Electric PLC	2,989	109,098
Thermon Group Holdings, Inc.*	300	5,328
		377,450
Electronic Equipment, Instruments & Components 3.3%
Arrow Electronics, Inc.*	1,160	117,462
Avnet, Inc.	900	36,171
Belden, Inc.	1,000	69,630
Jabil, Inc.	2,103	135,118
PC Connection, Inc.	400	21,256
TD SYNNEX Corp.	736	67,351
		446,988
Energy Equipment & Services 1.0%
NOV, Inc.	2,800	62,720
ProPetro Holding Corp.*	1,500	17,760
Select Energy Services, Inc. (Class A Stock)*	2,700	26,055
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	900	12,258
U.S. Silica Holdings, Inc.*	1,100	15,829
		134,622

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Entertainment 0.4%
Madison Square Garden Sports Corp.	120	$18,793
World Wrestling Entertainment, Inc. (Class A Stock)	524	41,339
		60,132
Equity Real Estate Investment Trusts (REITs) 6.6%
Apple Hospitality REIT, Inc.	2,500	42,800
Brixmor Property Group, Inc.	1,300	27,703
City Office REIT, Inc.	500	5,310
Cousins Properties, Inc.	2,100	49,896
DiamondRock Hospitality Co.	800	7,472
Douglas Emmett, Inc.	500	8,795
EPR Properties	2,100	81,060
Franklin Street Properties Corp.	5,700	16,416
Highwoods Properties, Inc.	2,659	75,064
iStar, Inc.	800	8,384
Kilroy Realty Corp.	2,200	94,028
Kite Realty Group Trust	5,100	100,164
Lamar Advertising Co. (Class A Stock)	1,396	128,753
Macerich Co. (The)	4,100	45,633
Medical Properties Trust, Inc.	3,725	42,651
Paramount Group, Inc.	1,500	9,705
Park Hotels & Resorts, Inc.	5,000	65,400
Pebblebrook Hotel Trust	3,900	62,556
PotlatchDeltic Corp.	500	22,245
Spirit Realty Capital, Inc.	217	8,426
		902,461
Food & Staples Retailing 0.8%
BJ’s Wholesale Club Holdings, Inc.*	1,090	84,366
Casey’s General Stores, Inc.	50	11,635
Performance Food Group Co.*	100	5,204
Sprouts Farmers Market, Inc.*	400	11,800
		113,005
Food Products 2.4%
Darling Ingredients, Inc.*	1,573	123,449
Ingredion, Inc.	712	63,453

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Pilgrim’s Pride Corp.*	2,890	$66,615
Post Holdings, Inc.*	760	68,719
		322,236
Gas Utilities 2.0%
National Fuel Gas Co.	1,900	128,231
UGI Corp.	3,982	140,684
		268,915
Health Care Equipment & Supplies 3.8%
Enovis Corp.*	1,100	54,395
Envista Holdings Corp.*	2,589	85,463
Haemonetics Corp.*	1,040	88,348
Integra LifeSciences Holdings Corp.*	1,623	81,556
Lantheus Holdings, Inc.*	700	51,793
QuidelOrtho Corp.*	140	12,575
Shockwave Medical, Inc.*	510	149,506
		523,636
Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc.*	1,440	117,072
Chemed Corp.	127	59,293
Encompass Health Corp.	100	5,444
Molina Healthcare, Inc.*	92	33,015
Option Care Health, Inc.*	1,000	30,260
Progyny, Inc.*	1,000	44,470
Tenet Healthcare Corp.*	1,600	70,976
		360,530
Hotels, Restaurants & Leisure 2.3%
Boyd Gaming Corp.	500	28,880
Century Casinos, Inc.*	3,694	29,367
Choice Hotels International, Inc.	230	29,863
Churchill Downs, Inc.	230	47,820
Light & Wonder, Inc.*	200	11,228
Marriott Vacations Worldwide Corp.	250	36,940

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Travel + Leisure Co.	2,000	$75,960
Wyndham Hotels & Resorts, Inc.	740	56,188
		316,246
Household Durables 1.6%
Taylor Morrison Home Corp.*	3,900	102,726
Toll Brothers, Inc.	2,596	111,836
		214,562
Insurance 4.5%
American Financial Group, Inc.	1,081	156,864
Kinsale Capital Group, Inc.	410	129,220
Reinsurance Group of America, Inc.	1,148	168,951
Unum Group	3,500	159,565
		614,600
Interactive Media & Services 0.1%
IAC, Inc.*	140	6,815
IT Services 2.4%
Concentrix Corp.	828	101,207
Euronet Worldwide, Inc.*	420	35,284
Genpact Ltd.	3,300	160,050
Kyndryl Holdings, Inc.*	1,600	15,472
WEX, Inc.*	110	18,055
		330,068
Leisure Products 0.4%
Brunswick Corp.	475	33,568
MasterCraft Boat Holdings, Inc.*	300	6,528
Topgolf Callaway Brands Corp.*	400	7,488
		47,584
Life Sciences Tools & Services 0.7%
Sotera Health Co.*	8,000	55,040
Syneos Health, Inc.*	883	44,486
		99,526

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Machinery 4.3%
AGCO Corp.	971	$120,569
Altra Industrial Motion Corp.	300	18,042
Donaldson Co., Inc.	1,447	83,130
Esab Corp.	800	29,840
ITT, Inc.	164	12,528
Lincoln Electric Holdings, Inc.	498	70,716
Standex International Corp.	80	7,924
Terex Corp.	1,400	56,756
Timken Co. (The)	1,400	99,806
Titan International, Inc.*	1,100	16,456
Toro Co. (The)	717	75,593
		591,360
Media 0.2%
TEGNA, Inc.	1,379	28,794
Metals & Mining 2.6%
Cleveland-Cliffs, Inc.*	1,000	12,990
Reliance Steel & Aluminum Co.	744	149,901
Steel Dynamics, Inc.	1,859	174,839
United States Steel Corp.	1,000	20,360
		358,090
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Rithm Capital Corp.	5,000	42,150
Multiline Retail 1.0%
Macy’s, Inc.	6,300	131,355
Multi-Utilities 0.4%
Black Hills Corp.	300	19,611
NorthWestern Corp.	572	30,219
		49,830
Oil, Gas & Consumable Fuels 3.9%
Antero Midstream Corp.	4,600	48,990
Antero Resources Corp.*	1,100	40,326
Berry Corp.	1,500	13,305
California Resources Corp.	300	13,533

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Chord Energy Corp.	410	$62,767
CONSOL Energy, Inc.	1,390	87,598
HF Sinclair Corp.	800	48,936
Matador Resources Co.	500	33,225
Murphy Oil Corp.	3,100	150,381
New Fortress Energy, Inc.	300	16,521
Range Resources Corp.	200	5,696
SFL Corp. Ltd. (Norway)	1,500	15,300
		536,578
Personal Products 0.4%
Coty, Inc. (Class A Stock)*	8,700	58,377
Pharmaceuticals 1.3%
Jazz Pharmaceuticals PLC*	880	126,535
Perrigo Co. PLC	1,300	52,364
		178,899
Professional Services 1.9%
CACI International, Inc. (Class A Stock)*	360	109,451
Insperity, Inc.	944	111,411
KBR, Inc.	900	44,793
		265,655
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.*	439	69,840
Road & Rail 1.5%
Ryder System, Inc.	1,120	90,171
XPO Logistics, Inc.*	2,200	113,828
		203,999
Semiconductors & Semiconductor Equipment 3.2%
Amkor Technology, Inc.	4,495	93,451
Cirrus Logic, Inc.*	650	43,628
First Solar, Inc.*	440	64,051
Lattice Semiconductor Corp.*	1,800	87,318
MKS Instruments, Inc.	909	74,674

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Photronics, Inc.*	1,900	$30,818
Semtech Corp.*	1,370	37,935
		431,875
Software 3.5%
ACI Worldwide, Inc.*	1,200	29,196
CommVault Systems, Inc.*	1,050	63,934
Envestnet, Inc.*	200	9,862
Fair Isaac Corp.*	80	38,307
Manhattan Associates, Inc.*	884	107,556
NCR Corp.*	300	6,378
Paylocity Holding Corp.*	530	122,849
PowerSchool Holdings, Inc. (Class A Stock)*	500	10,000
Qualys, Inc.*	530	75,557
Upland Software, Inc.*	1,100	8,844
		472,483
Specialty Retail 2.1%
AutoNation, Inc.*	1,085	115,346
Lithia Motors, Inc.	290	57,464
Murphy USA, Inc.	280	88,063
TravelCenters of America, Inc.*	400	25,432
		286,305
Technology Hardware, Storage & Peripherals 0.0%
Pure Storage, Inc. (Class A Stock)*	200	6,172
Textiles, Apparel & Luxury Goods 2.0%
Capri Holdings Ltd.*	2,121	96,887
Deckers Outdoor Corp.*	220	76,985
PVH Corp.	1,900	97,508
Skechers USA, Inc. (Class A Stock)*	200	6,886
		278,266
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.	500	19,790

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 1.6%
Boise Cascade Co.	200	$13,354
GMS, Inc.*	700	33,040
Univar Solutions, Inc.*	4,012	102,226
Veritiv Corp.*	433	50,341
WESCO International, Inc.*	120	16,532
		215,493
Water Utilities 0.9%
Essential Utilities, Inc.	2,700	119,394
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	1,500	25,500

Total Common Stocks (cost $12,283,718)		13,647,387
Exchange-Traded Fund 1.9%
iShares Core S&P Mid-Cap ETF (cost $256,445)	1,083	262,660

Total Long-Term Investments (cost $12,540,163)		13,910,047

Short-Term Investment 0.2%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $26,641)	26,641	26,641

TOTAL INVESTMENTS 102.0% (cost $12,566,804)		13,936,688
Liabilities in excess of other assets (2.0)%		(267,891)

Net Assets 100.0%		$13,668,797

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).